UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class A: HGDAX)

(Class C: HGDCX)

(Class I: HGDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	21
Expense Examples	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 137.3%
	AUSTRALIA — 4.1%
15,942	AGL Energy Ltd.	$229,677
27,674	BHP Group Ltd.	755,840
36,153	Boral Ltd.	113,660
68,521	Fortescue Metals Group Ltd.	514,028
2,629	Macquarie Group Ltd.	254,321
14,927	Wesfarmers Ltd.	433,668
		2,301,194
	CANADA — 3.5%
1,925	Bank of Montreal	149,185
4,609	Bank of Nova Scotia	260,334
5,270	BCE, Inc.	244,142
13,321	Enbridge, Inc.	529,619
5,021	Great-West Lifeco, Inc.	128,599
7,508	Inter Pipeline Ltd.	130,318
5,475	Power Corp. of Canada	141,028
6,273	Shaw Communications, Inc. - Class B	127,286
2,650	Toronto-Dominion Bank	148,621
4,598	Vermilion Energy, Inc.	75,170
		1,934,302
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1]	96,902

	FINLAND — 1.1%
11,980	Fortum OYJ	295,636
8,693	UPM-Kymmene OYJ	301,403
		597,039
	FRANCE — 6.1%
18,860	AXA S.A.	531,211
14,630	BNP Paribas S.A.	866,969
21,710	Credit Agricole S.A.	314,752
6,885	Eutelsat Communications S.A.	111,905
43,013	Natixis S.A.	190,965
6,200	Publicis Groupe S.A.	280,687
6,032	Sanofi	606,380
8,733	TOTAL S.A.	481,956
		3,384,825
	GERMANY — 3.8%
7,205	Bayer A.G.	588,442
3,625	Bayerische Motoren Werke A.G.	297,401
4,278	Covestro A.G.[2]	198,904
14,922	Deutsche Telekom AG	243,874

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
45,483	E.ON S.E.	$485,900
6,630	Siemens Healthineers A.G.[2]	318,448
		2,132,969
	HONG KONG — 0.7%
20,100	Hang Seng Bank Ltd.	415,295

	IRELAND — 1.8%
8,853	Medtronic PLC[1,3]	1,004,373

	ITALY — 1.9%
13,121	Assicurazioni Generali SpA	270,736
9,653	Atlantia S.p.A.	225,110
40,526	Enel S.p.A.	321,481
14,159	Eni S.p.A.	219,905
		1,037,232
	JAPAN — 7.0%
14,600	Japan Post Bank Co., Ltd.	141,089
10,800	Japan Tobacco, Inc.	241,783
51,800	Marubeni Corp.	386,444
18,400	Mitsubishi Corp.	491,096
31,200	Mitsui & Co., Ltd.	558,789
11,800	NTT DOCOMO, Inc.	329,929
34,900	Sumitomo Corp.	521,629
11,000	Sumitomo Mitsui Financial Group, Inc.	408,798
20,600	Takeda Pharmaceutical Co., Ltd.	821,308
		3,900,865
	MEXICO — 0.5%
42,300	Banco Santander Mexico, S.A.[1]	286,794

	NETHERLANDS — 3.5%
150,000	Aegon N.V.	684,296
37,421	ING Groep N.V.	448,632
2,929	NN Group N.V.	111,115
4,521	Randstad N.V.	276,078
15,398	Royal Dutch Shell PLC - A Shares	455,882
		1,976,003
	NORWAY — 0.3%
7,960	DNB A.S.A.	148,695

	SINGAPORE — 0.8%
22,100	DBS Group Holdings Ltd.	425,240

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 1.5%
25,749	Skandinaviska Enskilda Banken AB, Class A	$242,139
41,380	Swedbank A.B.	616,079
		858,218
	SWITZERLAND — 1.5%
12,129	ABB, Ltd.	292,886
4,403	Adecco Group A.G.	278,520
19,125	UBS Group A.G.*	241,582
		812,988
	UNITED KINGDOM — 8.4%
45,603	Aviva PLC	252,934
18,844	Babcock International Group PLC	157,112
49,979	BP PLC	312,228
9,427	British American Tobacco PLC	403,542
56,549	Direct Line Insurance Group PLC	234,091
24,929	GlaxoSmithKline PLC	587,478
29,074	HSBC Holdings PLC	227,963
7,832	Imperial Brands PLC	193,907
29,220	Micro Focus International PLC	411,766
12,510	Persimmon PLC	446,608
5,346	Rio Tinto Ltd.	376,658
74,273	Royal Mail PLC	222,652
69,362	Standard Life Aberdeen PLC	301,466
140,000	Vodafone Group PLC	272,174
20,732	WPP PLC	292,895
		4,693,474
	UNITED STATES — 90.6%
6,400	3M Co.[1]	1,129,088
13,742	Altria Group, Inc.[1]	685,863
2,845	Amgen, Inc.[1]	685,844
9,480	Archer-Daniels-Midland Co.[1]	439,398
34,480	AT&T, Inc.[1]	1,347,478
10,320	B&G Foods, Inc.[1]	185,038
22,391	Bristol-Myers Squibb Co.[1]	1,437,278
21,341	Brixmor Property Group, Inc., REIT[1]	461,179
3,430	Broadcom, Inc.[1]	1,083,949
10,100	Buckle, Inc.[1]	273,104
5,058	Bunge, Ltd.[1,3]	291,088
6,625	Campbell Soup Co.[1]	327,408
4,201	Chevron Corp.[1]	506,263
12,300	Cisco Systems, Inc.[1]	589,908
5,910	Citigroup, Inc.[1]	472,150

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
10,520	Coca-Cola Co.[1]	$582,282
22,383	Coty, Inc. - Class A1	251,809
1,575	Cracker Barrel Old Country Store, Inc.[1]	242,141
2,934	CVR Energy, Inc.[1]	118,622
23,708	CVS Health Corp.[1]	1,761,267
6,657	Dominion Energy, Inc.[1]	551,333
5,644	Duke Energy Corp.[1]	514,789
2,186	DuPont de Nemours, Inc.[1]	140,341
10,268	Eaton Corp. PLC[1,3]	972,585
2,400	Entergy Corp.[1]	287,520
1,633	EPR Properties, REIT[1]	115,355
13,761	Extended Stay America, Inc.[1]	204,488
6,231	Exxon Mobil Corp.[1]	434,799
21,450	FNB Corp.[1]	272,415
66,079	Ford Motor Co.[1]	614,535
9,518	Gaming and Leisure Properties, Inc.[1]	409,750
10,025	Gap, Inc.[1]	177,242
9,458	General Motors Co.[1]	346,163
10,015	General Mills, Inc.[1]	536,403
19,177	Gilead Sciences, Inc.[1]	1,246,121
6,719	Global Net Lease, Inc. - REIT[1]	136,261
1,920	Hanover Insurance Group, Inc.[1]	262,406
10,013	Harley-Davidson, Inc.[1]	372,383
6,226	Helmerich & Payne, Inc.[1]	282,847
9,700	Hewlett Packard Enterprise Co.[1]	153,842
27,316	Huntington Bancshares, Inc.[1]	411,925
12,260	International Business Machines Corp.[1]	1,643,330
5,873	International Paper Co.[1]	270,452
22,342	Interpublic Group of Cos., Inc.[1]	516,100
23,568	Invesco, Ltd.[1,3]	423,753
3,300	JPMorgan Chase & Co.[1]	460,020
11,380	Juniper Networks, Inc.[1]	280,289
8,595	Kellogg Co.[1]	594,430
21,926	KeyCorp[1]	443,782
18,758	Kinder Morgan, Inc.[1]	397,107
13,500	Kohl's Corp.[1]	687,825
7,305	Ladder Capital Corp. - REIT[1]	131,782
11,232	Las Vegas Sands Corp.[1]	775,457
6,743	Lazard Ltd. - Class A1,3	269,450
8,299	LyondellBasell Industries NV, Class A1,3	784,090
9,137	Macerich Co.[1]	245,968
10,187	Macy's, Inc.[1]	173,179
9,650	Maxim Integrated Products, Inc.[1]	593,572
4,885	Mercury General Corp.[1]	238,046

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,158	Meredith Corp.[1]	$70,070
19,510	Navient Corp.[1]	266,897
13,500	NetApp, Inc.[1]	840,375
35,442	Newell Brands, Inc.[1]	681,195
19,641	Nielsen Holdings PLC[1,3]	398,712
6,040	Occidental Petroleum Corp.[1]	248,908
105,503	Office Depot, Inc.[1]	289,078
5,959	Old Republic International Corp.[1]	133,303
13,990	Omega Healthcare Investors, Inc. - REIT[1]	592,477
5,392	ONEOK, Inc.[1]	408,013
5,040	Oracle Corp.[1]	267,019
5,262	Outfront Media, Inc. - REIT[1]	141,127
12,679	PacWest Bancorp[1]	485,225
8,033	Park Hotels & Resorts, Inc. - REIT[1]	207,814
6,008	PennyMac Mortgage Investment Trust - REIT[1]	133,918
5,520	Penske Automotive Group, Inc.[1]	277,214
24,530	People's United Financial, Inc.[1]	414,557
36,060	Pfizer, Inc.[1]	1,412,831
5,286	Plains GP Holdings LP, Class A*,1	100,170
16,275	PPL Corp.[1]	583,947
5,800	Prudential Financial, Inc.[1]	543,692
5,140	QUALCOMM, Inc.[1]	453,502
2,420	Quest Diagnostics, Inc.[1]	258,432
7,656	Redwood Trust, Inc., REIT[1]	126,630
13,783	RLJ Lodging Trust, REIT[1]	244,235
16,000	Schlumberger Ltd.[1,3]	643,200
15,945	Seagate Technology PLC[1,3]	948,727
9,578	Service Properties Trust - REIT[1]	233,033
711	Simon Property Group, Inc. - REIT[1]	105,911
9,689	Southern Co.[1]	617,189
6,277	Spirit Realty Capital, Inc. - REIT[1]	308,703
16,558	Starwood Property Trust, Inc.[1]	411,632
9,363	TerraForm Power, Inc. - Class A1	144,097
4,480	Texas Instruments, Inc.[1]	574,739
5,030	U.S. Bancorp[1]	298,229
14,644	Umpqua Holdings Corp.[1]	259,199
9,170	United Parcel Service, Inc., Class B1	1,073,440
2,924	Valero Energy Corp.[1]	273,833
23,625	Vector Group Ltd.[1]	316,339
46,273	VEREIT, Inc. - REIT[1]	427,563
21,970	Verizon Communications, Inc.[1]	1,348,958
6,714	Waddell & Reed Financial, Inc. - Class A1	112,258
7,250	Walgreens Boots Alliance, Inc.[1]	427,460
10,090	Wells Fargo & Co.[1]	542,842

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,300	Western Union Co.[1]	$409,734
9,794	WestRock Co.[1]	420,261
4,842	Weyerhaeuser Co.[1]	146,228
13,069	Williams Cos., Inc.[1]	309,997
3,252	WP Carey, Inc. - REIT[1]	260,290
		50,436,495
	TOTAL COMMON STOCKS
	(Cost $71,742,444)	76,442,903

	EXCHANGE-TRADED FUNDS — 0.7%
	UNITED STATES — 0.7%
5,900	iShares Core MSCI EAFE ETF[1]	384,916
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $353,610)	384,916

	SHORT-TERM INVESTMENTS — 0.3%
174,094	Federated Treasury Obligations Fund - Institutional Class, 1.49%[4]	174,094
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $174,094)	174,094
	TOTAL INVESTMENTS — 138.3%
	(Cost $72,270,148)	77,001,913
	Liabilities in Excess of Other Assets — (38.3)%	(21,323,591)
	TOTAL NET ASSETS — 100.0%	$55,678,322

	SECURITIES SOLD SHORT — (38.3)%
	COMMON STOCKS — (38.3)%
	AUSTRALIA — (0.2)%
(960)	Atlassian Corp. PLC - Class A*,3	(115,526)

	BRAZIL — (0.7)%
(1,933)	Azul S.A. - ADR*,3	(82,733)
(13,263)	BRF S.A. - ADR*,3	(115,388)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	(126,420)
(3,878)	Embraer S.A. - ADR	(75,582)
		(400,123)
	CANADA — (0.6)%
(38,439)	Kinross Gold Corp.*,3	(182,201)
(451)	Shopify, Inc.*,3	(179,308)
		(361,509)
	CHINA — (0.7)%
(415)	BeiGene Ltd. - ADR*,3	(68,791)
(5,686)	Bilibili, Inc. - ADR*,3	(105,873)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CHINA (Continued)
(5,159)	Pinduoduo, Inc. - ADR*,3	$(195,113)
		(369,777)
	DENMARK — (0.3)%
(1,124)	Ascendis Pharma A/S - ADR*,3	(156,371)

	FINLAND — (0.3)%
(45,000)	Nokia Corp[3]	(166,950)

	INDIA — (0.9)%
(2,208)	HDFC Bank Ltd. - ADR	(139,921)
(11,102)	ICICI Bank Ltd. - ADR	(167,529)
(13,908)	Tata Motors Ltd. - ADR*,3	(179,831)
		(487,281)
	ISRAEL — (0.2)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*,3	(144,109)

	MEXICO — (0.2)%
(26,362)	Cemex S.A.B. de C.V. - ADR	(99,648)

	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,3	(70,683)

	UNITED KINGDOM — (0.2)%
(1,342)	IHS Markit Ltd.*,3	(101,120)

	UNITED STATES — (33.9)%
(2,991)	2U, Inc.*	(71,754)
(192)	ABIOMED, Inc.*	(32,753)
(1,614)	Acadia Healthcare Co., Inc.*	(53,617)
(4,074)	Adient PLC*,3	(86,573)
(3,603)	Advanced Micro Devices, Inc.*	(165,234)
(3,753)	AECOM*	(161,867)
(734)	AeroVironment, Inc.*	(45,317)
(6,184)	Alcoa Corp.*	(133,018)
(255)	Align Technology, Inc.*	(71,155)
(5,044)	Allegheny Technologies, Inc.*	(104,209)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(102,537)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(132,791)
(546)	Alteryx, Inc.*	(54,638)
(610)	Amedisys, Inc.*	(101,821)
(265)	AMERCO	(99,592)
(6,530)	American Axle & Manufacturing Holdings, Inc.*	(70,263)
(5,441)	American Homes 4 Rent - REIT	(142,609)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(652)	American Tower Corp. - REIT	$(149,843)
(1,200)	Anaplan, Inc.*	(62,880)
(1,500)	Arrow Electronics, Inc.*	(127,110)
(2,869)	Athene Holding Ltd., Class A*,3	(134,929)
(1,265)	Atmos Energy Corp.	(141,503)
(891)	Avalara, Inc.*	(65,266)
(5,550)	Avaya Holdings Corp.*	(74,925)
(2,786)	Avis Budget Group, Inc.*	(89,821)
(3,644)	Axalta Coating Systems Ltd.*,3	(110,778)
(2,639)	Beacon Roofing Supply, Inc.*	(84,395)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,3	(85,743)
(861)	BioTelemetry, Inc.*	(39,864)
(2,808)	Boston Scientific Corp.*	(126,978)
(4,977)	Box, Inc.*	(83,514)
(10,645)	Caesars Entertainment Corp.*	(144,772)
(14,121)	Centennial Resource Development, Inc. - Class A*	(65,239)
(1,000)	Ceridian HCM Holding, Inc.*	(67,880)
(1,974)	Cerner Corp.	(144,872)
(1,155)	Chart Industries, Inc.*	(77,951)
(351)	Charter Communications, Inc., Class A*	(170,263)
(3,238)	Chegg, Inc.*	(122,753)
(1,016)	Clean Harbors, Inc.*	(87,122)
(14,119)	Coeur Mining, Inc.*	(114,082)
(4,750)	CommScope Holding Co., Inc.*	(67,403)
(2,540)	Concho Resources, Inc.	(222,428)
(1,913)	Copart, Inc.*	(173,968)
(255)	CoStar Group, Inc.*	(152,566)
(532)	Coupa Software, Inc.*	(77,805)
(258)	Credit Acceptance Corp.*	(114,121)
(2,630)	Cree, Inc.*	(121,375)
(4,637)	Darling Ingredients, Inc.*	(130,207)
(1,425)	DaVita, Inc.*	(106,918)
(67,753)	Denbury Resources, Inc.*	(95,532)
(640)	DexCom, Inc.*	(139,994)
(3,743)	DISH Network Corp. - Class A*	(132,764)
(1,710)	DocuSign, Inc.*	(126,728)
(922)	Dollar Tree Inc*	(86,714)
(5,819)	Domo, Inc.*	(126,389)
(1,948)	Dycom Industries, Inc.*	(91,848)
(1,121)	Eagle Materials, Inc.	(101,630)
(450)	EastGroup Properties, Inc. - REIT	(59,702)
(1,570)	EchoStar Corp. - Class A*	(67,997)
(2,367)	Edgewell Personal Care Co.*	(73,282)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(417)	Edwards Lifesciences Corp.*	$(97,282)
(1,000)	Elastic N.V.*,3	(64,300)
(1,908)	Emergent BioSolutions, Inc.*	(102,937)
(3,314)	Empire State Realty Trust, Inc. - Class A - REIT	(46,263)
(2,540)	Enphase Energy, Inc.*	(66,370)
(569)	EPAM Systems, Inc.*	(120,719)
(8,777)	EQT Corp.	(95,669)
(225)	Equinix, Inc.	(131,333)
(3,169)	Equity Commonwealth - REIT	(104,038)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(148,523)
(721)	Everbridge, Inc.*	(56,296)
(9,040)	Ferro Corp.*	(134,063)
(3,800)	FireEye, Inc.*	(62,814)
(2,045)	First Solar, Inc.*	(114,438)
(9,050)	Fitbit, Inc. - Class A*	(59,459)
(8,873)	Flex Ltd.*,3	(111,977)
(1,271)	ForeScout Technologies, Inc.*	(41,689)
(7,766)	Fossil Group, Inc.*	(61,196)
(4,533)	Gardner Denver Holdings, Inc.*	(166,270)
(2,681)	GCP Applied Technologies, Inc.*	(60,886)
(18,909)	General Electric Co.	(211,024)
(1,254)	GoDaddy, Inc.*	(85,172)
(1,054)	Grand Canyon Education, Inc.*	(100,963)
(4,707)	Green Dot Corp. - Class A*	(109,673)
(14,610)	Groupon, Inc.*	(34,918)
(520)	Guidewire Software, Inc.*	(57,080)
(886)	Haemonetics Corp.*	(101,801)
(4,580)	Hain Celestial Group, Inc.*	(118,874)
(5,595)	Hertz Global Holdings, Inc.*	(88,121)
(3,039)	Hilton Grand Vacations, Inc.*	(104,511)
(1,709)	Hologic, Inc.*	(89,227)
(1,000)	Howard Hughes Corp.*	(126,800)
(606)	HubSpot, Inc.*	(96,051)
(336)	ICU Medical, Inc.*	(62,872)
(561)	IDEXX Laboratories, Inc.*	(146,494)
(5,937)	Immunomedics, Inc.*	(125,627)
(850)	Inphi Corp.*	(62,917)
(1,596)	Insmed, Inc.*	(38,112)
(908)	Insulet Corp.*	(155,450)
(1,113)	Intercept Pharmaceuticals, Inc.*	(137,923)
(201)	Intuitive Surgical, Inc.*	(118,821)
(4,152)	Invitation Homes, Inc. - REIT	(124,435)
(900)	IPG Photonics Corp.*	(130,428)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(5,745)	JetBlue Airways Corp.*	$(107,546)
(665)	Kilroy Realty Corp. - REIT	(55,794)
(832)	Laboratory Corp. of America Holdings*	(140,749)
(3,240)	Lattice Semiconductor Corp.*	(62,014)
(1,921)	Lennar Corp. - Class A	(107,173)
(1,724)	LiveRamp Holdings, Inc.*	(82,873)
(1,624)	Lumentum Holdings, Inc.*	(128,783)
(328)	Madison Square Garden Co.*	(96,494)
(922)	Madrigal Pharmaceuticals, Inc.*	(84,003)
(98)	Markel Corp.*	(112,031)
(594)	Masimo Corp.*	(93,888)
(959)	MasTec, Inc.*	(61,529)
(4,625)	Matador Resources Co.*	(83,111)
(1,911)	MEDNAX, Inc.*	(53,107)
(7,989)	Michaels Cos., Inc.*	(64,631)
(3,862)	Micron Technology, Inc.*	(207,698)
(944)	Middleby Corp.*	(103,387)
(1,601)	Mirati Therapeutics, Inc.*	(206,305)
(751)	Mohawk Industries, Inc.*	(102,421)
(1,793)	Monster Beverage Corp.*	(113,945)
(4,696)	Mosaic Co.	(101,621)
(1,732)	National Vision Holdings, Inc.*	(56,169)
(263)	Netflix, Inc.*	(85,099)
(1,900)	Nutanix, Inc. - Class A*	(59,394)
(33,399)	Oasis Petroleum, Inc.*	(108,881)
(498)	Okta, Inc.*	(57,454)
(1,339)	Omnicell, Inc.*	(109,423)
(4,462)	ON Semiconductor Corp.*	(108,784)
(4,577)	Penn National Gaming, Inc.*	(116,988)
(770)	Penumbra, Inc.*	(126,488)
(3,860)	Pilgrim's Pride Corp.*	(126,280)
(897)	Post Holdings, Inc.*	(97,863)
(1,000)	PTC, Inc.*	(74,890)
(6,240)	Pure Storage, Inc.*	(106,766)
(763)	PVH Corp.	(80,229)
(780)	Q2 Holdings, Inc.*	(63,242)
(2,840)	Redfin Corp.*	(60,038)
(2,950)	Rexford Industrial Realty, Inc. - REIT	(134,726)
(1,195)	RH*	(255,132)
(905)	RingCentral, Inc. - Class A*	(152,646)
(1,638)	Roku, Inc.*	(219,328)
(604)	Sage Therapeutics, Inc.*	(43,603)
(1,790)	SailPoint Technologies Holding, Inc.*	(42,244)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(8,401)	Sangamo Therapeutics, Inc.*	$(70,316)
(854)	Sarepta Therapeutics, Inc.*	(110,200)
(630)	SBA Communications Corp. - REIT	(151,824)
(4,415)	Scientific Games Corp.*	(118,234)
(2,029)	ServiceMaster Global Holdings, Inc.*	(78,441)
(1,520)	SiteOne Landscape Supply, Inc.*	(137,788)
(2,698)	Sleep Number Corp.*	(132,850)
(15,880)	Sprint Corp.*	(82,735)
(1,322)	Stericycle, Inc.*	(84,357)
(6,118)	Summit Materials, Inc. - Class A*	(146,220)
(770)	Sun Communities, Inc. - REIT	(115,577)
(3,019)	Sunrun, Inc.*	(41,692)
(787)	Tandem Diabetes Care, Inc.*	(46,913)
(2,597)	Taylor Morrison Home Corp. - Class A*	(56,770)
(2,070)	Tenet Healthcare Corp.*	(78,722)
(382)	Tesla, Inc.*	(159,802)
(358)	Trade Desk, Inc. - Class A*	(93,001)
(263)	TransDigm Group, Inc.	(147,280)
(20,332)	Transocean Ltd.*,3	(139,884)
(1,569)	TreeHouse Foods, Inc.*	(76,097)
(810)	TriNet Group, Inc.*	(45,854)
(780)	Twilio, Inc. - Class A*	(76,658)
(1,487)	Ultragenyx Pharmaceutical, Inc.*	(63,510)
(5,630)	Under Armour, Inc. - Class A*	(121,608)
(947)	Varian Medical Systems, Inc.*	(134,483)
(772)	Veeva Systems, Inc. - Class A*	(108,590)
(3,828)	Viavi Solutions, Inc.*	(57,420)
(834)	Wayfair, Inc.*	(75,369)
(2,931)	Welbilt, Inc.*	(45,753)
(2,681)	Western Alliance Bancorp	(152,817)
(645)	Workday, Inc., Class A*	(106,070)
(11,539)	WPX Energy, Inc.*	(158,546)
(2,644)	Yelp, Inc.*	(92,091)
(1,207)	Zendesk, Inc.*	(92,492)
(3,532)	Zillow Group, Inc. - Class C*	(162,260)
(4,471)	Zogenix, Inc.*	(233,073)
(1,541)	Zscaler, Inc.*	(71,657)
		(18,867,142)
	TOTAL COMMON STOCKS
	(Proceeds $19,711,317)	(21,340,239)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,711,317)	$(21,340,239)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

LP – Limited Partnership

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $517,352, which represents 0.9% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	35.7%
Health Care	19.3%
Technology	14.8%
Consumer Staples	12.2%
Consumer Discretionary	11.5%
Energy	10.8%
Communications	9.3%
Industrials	8.3%
Materials	8.0%
Utilities	7.2%
Real Estate	0.2%
Total Common Stocks	137.3%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.3%
Total Investments	138.3%
Liabilities in Excess of Other Assets	(38.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $72,270,148)	$77,001,913
Foreign currency, at value (cost $30,923)	31,188
Cash	7,100
Receivables:
Dividends and interest	162,183
Prepaid expenses	39,058
Total assets	77,241,442

Liabilities:
Securities sold short, at value (proceeds $19,711,317)	21,340,239
Payables:
Due to broker for securities sold short	98,411
Advisory fees	35,669
Shareholder servicing fees (Note 7)	214
Distribution fees - Class A (Note 8)	48
Fund accounting and administration fees	10,913
Transfer agent fees and expenses	7,546
Custody fees	962
Dividends and interest on securities sold short	31,964
Auditing fees	28,052
Trustees' deferred compensation (Note 3)	3,034
Chief Compliance Officer fees	1,919
Trustees' fees and expenses	356
Accrued other expenses	3,793
Total liabilities	21,563,120

Net Assets	$55,678,322

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$52,131,700
Total distributable earnings	3,546,622
Net Assets	$55,678,322

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$175,024
Number of shares issued and outstanding	17,723
Net asset value per share[1]	$9.88
Maximum sales charge (5.50% of offering price)[2]	0.58
Maximum offering price to public	$10.46

Class C Shares:
Net assets applicable to shares outstanding	$1,226
Number of shares issued and outstanding	124
Net asset value per share[3]	$9.86	[4]

Class I Shares:
Net assets applicable to shares outstanding	$55,502,072
Number of shares issued and outstanding	5,632,279
Net asset value per share	$9.85

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of the date of purchase.

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $42,023)	$1,467,845
Interest	1,348
Total investment income	1,469,193

Expenses:
Advisory fees	234,888
Shareholder servicing fees (Note 7)	270
Distribution fees - Class A (Note 8)	190
Distribution fees - Class C (Note 8)	6
Fund accounting and administration fees	40,780
Transfer agent fees and expenses	19,799
Custody fees	9,687
Interest expense	86,350
Dividends on securities sold short	45,502
Registration fees	29,808
Auditing fees	9,552
Legal fees	8,545
Chief Compliance Officer fees	6,284
Trustees' fees and expenses	5,125
Miscellaneous	4,273
Shareholder reporting fees	4,193
Insurance fees	705
Total expenses	505,957
Advisory fees recovered	190,482
Voluntary advisory fees waived	(225,006)
Net expenses	471,433
Net investment income	997,760

Realized and Unrealized Gain (Loss) :
Net realized gain (loss) on:
Investments	1,081,260
Securities sold short	(265,570)
Foreign currency transactions	4,697
Net realized gain	820,387
Net change in unrealized appreciation/depreciation on:
Investments	4,847,306
Securities sold short	(1,101,575)
Foreign currency translations	1,003
Net change in unrealized appreciation/depreciation	3,746,734
Net realized and unrealized gain	4,567,121

Net Increase in Net Assets from Operations	$5,564,881

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$997,760	$685,827
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	820,387	(287,221)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	3,746,734	(362,921)
Net increase in net assets resulting from operations	5,564,881	35,685

Distributions to Shareholders:
Distributions:
Class A1	(3,451)	(102)
Class C1	(21)	(15)
Class I	(1,268,134)	(484,705)
Total distributions to shareholders	(1,271,606)	(484,822)

Capital Transactions:
Net proceeds from shares sold:
Class A	20,000	135,876
Class C	-	1,041
Class I	100,000	45,000,000
Reinvestment of distributions:
Class A	3,104	102
Class C	21	15
Class I	1,268,134	484,705
Cost of shares redeemed:
Class I	(146)	-
Net increase in net assets from capital transactions	1,391,113	45,621,739

Total increase in net assets	5,684,388	45,172,602

Net Assets:
Beginning of period	49,993,934	4,821,332
End of period	$55,678,322	$49,993,934
Capital Share Transactions:
Shares sold:
Class A	2,094	15,284
Class C	-	120
Class I	10,215	4,918,017
Shares reinvested:
Class A	334	11
Class C	2	2
Class I	136,743	54,579
Shares redeemed:
Class I	(15)	-
Net increase in capital share transactions	149,373	4,988,013

[1]	Class A and Class C commenced operations on December 31, 2018.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Period Ended December 31, 2019 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,564,881
Purchases of long-term investments	(15,886,204)
Sales of long-term investments	14,187,759
Return of capital dividends received	84,012
Proceeds from securities sold short	3,347,319
Cover short securities	(2,951,937)
Purchases of short-term investments, net	(70,389)
Increase in foreign currency	(14,266)
Decrease in interest and dividends receivables	66,876
Increase in prepaid expenses	(6,160)
Increase in advisory fees payable	8,523
Increase in interest and dividends on securities sold short	17,598
Increase in accrued expenses	12,783
Net realized gain on investments and securities sold short	(815,690)
Net change in unrealized appreciation/depreciation	(3,745,731)
Net cash used for operating activities	(200,626)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	120,000
Cost of shares redeemed	(146)
Dividends paid to shareholders, net of reinvestments	(347)
Net cash provided by financing activities	119,507

Net decrease in cash	(81,119)

Cash and cash equivalents:
Beginning cash balance	7,699
Begining cash held at broker	(17,891)
Total beginning cash and cash equivalents	(10,192)

Ending cash balance	7,100
Ending cash due to broker for securities held short	(98,411)
Total ending cash and cash equivalents	$(91,311)

Non cash financing activities not included herein consist of $1,271,259 of reinvested dividends.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Period December 31, 2018* through June 30, 2019
Net asset value, beginning of period	$9.11	$8.66
Income from Investment Operations:
Net investment income[1]	0.17	0.27
Net realized and unrealized gain	0.82	0.33
Total from investment operations	0.99	0.60

Less Distributions:
From net investment income	(0.22)	(0.15)
Total distributions	(0.22)	(0.15)

Net asset value, end of period	$9.88	$9.11

Total return[2]	10.99%[3]	6.91%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$175	$139

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[4]	2.19%[5]	2.86%[5]
After fees waived/recovered[4]	2.05%[5]	1.93%[5]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.43%[5]	5.06%[5]
After fees waived/recovered	3.57%[5]	5.99%[5]

Portfolio turnover rate	19%[3]	39%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.

[3]	Not annualized.

[4]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.50% for the six months ended December 31, 2019. For the prior period ended June 30, 2019, the ratio would have been lowered by 0.38%.

[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Period December 31, 2018* through June 30, 2019
Net asset value, beginning of period	$9.09	$8.66
Income from Investment Operations:
Net investment income[1]	0.13	0.24
Net realized and unrealized gain	0.81	0.32
Total from investment operations	0.94	0.56

Less Distributions:
From net investment income	(0.17)	(0.13)
Total distributions	(0.17)	(0.13)

Net asset value, end of period	$9.86	$9.09

Total return[2]	10.53%[3]	6.45%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[4]	2.94%[5]	3.59%[5]
After fees waived/recovered[4]	2.80%[5]	2.67%[5]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.63%[5]	4.35%[5]
After fees waived/recovered	2.77%[5]	5.27%[5]

Portfolio turnover rate	19%[3]	39%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

[3]	Not annualized.

[4]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.50% for the six months ended December 31, 2019. For the prior period ended June 30, 2019, the ratio would have been lowered by 0.38%.

[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Period December 26, 2017* through June 30, 2018
Net asset value, beginning of period	$9.09	$9.40	$10.00
Income from Investment Operations:
Net investment income[1]	0.18	0.54	0.30
Net realized and unrealized gain (loss)	0.81	(0.44)	(0.66)
Total from investment operations	0.99	0.10	(0.36)

Less Distributions:
From net investment income	(0.23)	(0.41)	(0.24)
Total distributions	(0.23)	(0.41)	(0.24)

Net asset value, end of period	$9.85	$9.09	$9.40

Total return[2]	11.06%[3]	1.17%	(3.64)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,502	$49,854	$4,821

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[4]	1.94%[5]	3.13%	6.17%[5]
After fees waived/recovered[4]	1.80%[5]	1.70%	1.64%[5]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.68%[5]	4.49%	1.52%[5]
After fees waived/recovered	3.82%[5]	5.92%	6.05%[5]

Portfolio turnover rate	19%[3]	39%	15%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.50% for the six months ended December 31, 2019. For the prior periods ended June 30, 2019, and 2018, the ratios would have been lowered by 0.40% and 0.34%, respectively.

[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2019, as of and during the year ended June 30, 2019, and as of and during the open period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(g) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30% and 1.30% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees.

Effective July 1, 2019, the Advisor has agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s net assets. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the six months ended December 31, 2019, the Advisor voluntarily waived fees of $225,006.

For the six months ended December 31, 2019, the Advisor recovered fees of $190,482. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2019, the amount of these potentially recoverable expenses was $89,638. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2022	$89,638
Total	$89,638

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019 are reported on the Statement of Operations.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$52,563,536

Gross unrealized appreciation	8,233,335
Gross unrealized depreciation	(5,135,197)

Net unrealized appreciation	$3,098,138

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, PFIC, REIT and equity return of capital.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

As of June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$243,327
Undistributed long-term capital gains	-
Tax accumulated earnings	243,327

Accumulated capital and other losses	(328,733)
Unrealized depreciation on investments	(661,923)
Unrealized appreciation on foreign currency	338
Total accumulated deficit	$(746,991)

The tax character of the distributions paid during the fiscal years ended June 30, 2019, and the period December 26, 2017 (commencement of operations) through June 30, 2018, respectively, was as follows:

Distributions paid from:	2019	2018
Ordinary income	$484,822	$120,948
Net long-term capital gains	-	-
Total distributions paid	$484,822	$120,948

At June 30, 2019, the Fund had $169,962 of accumulated non-expiring short term capital loss carryforward and $156,751 of accumulated non-expiring long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2019, and for the year ended June 30, 2019, there were no redemption fees in the Fund.

Note 6 – Investment Transactions

For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$15,886,204	$14,187,759	$3,347,319	$2,951,937

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2019, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$76,442,903	$-	$-	$76,442,903
Exchange-Traded Funds	384,916	-	-	384,916
Short-Term Investments	174,094	-	-	174,094
Total Assets	$77,001,913	$-	$-	$77,001,913

Liabilities
Securities Sold Short
Common Stocks[1]	$21,340,239	$-	$-	$21,340,239
Total Liabilities	$21,340,239	$-	$-	$21,340,239

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19–12/31/19
Class A	Actual Performance	$1,000.00	$1,109.90	$10.93
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.88	10.44
Class C	Actual Performance	1,000.00	1,105.30	14.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.12	14.20
Class I	Actual Performance	1,000.00	1,110.60	9.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.13	9.17

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE - Continued

For the Six Months Ended December 31, 2019 (Unaudited)

*	Expenses are equal to the Fund's annualized expense ratio of 2.05%, 2.80% and 1.80% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 ( to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class A	HGDAX	46141Q 261
AAM/HIMCO Global Enhanced Dividend Fund – Class C	HGDCX	46141Q 253
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

 P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/09/20